UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-127020-12


                 J.P. Morgan Mortgage Acquisition Corp. 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566474, 56-2566476, 56-2566477
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-HE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II -OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                                By:   /s/ William C. Buell
                                      ----------------------
                                      William C. Buell
                                      Vice President

                              Date:   January 9, 2007

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1 relating to the December 26, 2006 distribution.


                                     EX-99.1
          J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                December 26, 2006


                                Table of Contents
                                                                    Page
Distribution Report                                                   2
Factor Report                                                         3
Delinquent Mortgage Loans                                             9
Delinquency Trend Group                                              10
Bankruptcies                                                         11
Foreclosures                                                         12
REO Properties                                                       13
REO Property Scheduled Balance                                       14
Principal Payoffs by Group occurred in this Distribution             14
Realized Loss Group Report                                           15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com


                                  J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                                        December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        166,827,000.00  115,040,282.39   5,582,363.34      510,619.08    6,092,982.42        0.00        0.00     109,457,919.05
A2        199,142,000.00  108,293,392.09   8,813,760.58      471,076.26    9,284,836.84        0.00        0.00      99,479,631.51
A3         62,953,000.00   62,953,000.00           0.00      278,916.76      278,916.76        0.00        0.00      62,953,000.00
A4         48,603,000.00   48,603,000.00           0.00      219,645.06      219,645.06        0.00        0.00      48,603,000.00
M1         23,226,000.00   23,226,000.00           0.00      106,833.15      106,833.15        0.00        0.00      23,226,000.00
M2         21,058,000.00   21,058,000.00           0.00       97,030.58       97,030.58        0.00        0.00      21,058,000.00
M3         13,936,000.00   13,936,000.00           0.00       64,438.52       64,438.52        0.00        0.00      13,936,000.00
M4         10,219,000.00   10,219,000.00           0.00       48,074.72       48,074.72        0.00        0.00      10,219,000.00
M5         10,219,000.00   10,219,000.00           0.00       48,239.36       48,239.36        0.00        0.00      10,219,000.00
M6          9,290,000.00    9,290,000.00           0.00       44,452.65       44,452.65        0.00        0.00       9,290,000.00
M7          8,981,000.00    8,981,000.00           0.00       47,893.68       47,893.68        0.00        0.00       8,981,000.00
M8          7,123,000.00    7,123,000.00           0.00       39,132.97       39,132.97        0.00        0.00       7,123,000.00
M9          6,503,000.00    6,503,000.00           0.00       40,703.36       40,703.36        0.00        0.00       6,503,000.00
M10         5,265,000.00    5,265,000.00           0.00       33,166.58       33,166.58        0.00        0.00       5,265,000.00
M11         6,194,000.00    6,194,000.00           0.00       39,018.76       39,018.76        0.00        0.00       6,194,000.00
P                 100.00          100.00           0.00      297,503.05      297,503.05        0.00        0.00             100.00
R                   0.00            0.00           0.00            0.00            0.00        0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    599,539,100.00  456,903,774.48  14,396,123.92    2,386,744.54   16,782,868.46        0.00        0.00     442,507,650.56
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       619,359,045.00   476,723,263.63       0.00            813,073.47      813,073.47      0.00          0.00    462,327,139.70
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LGT1      689.57832000     33.46198961         3.06077002         36.52275963       656.11633039      5.510000%
A2        46626LGD6      543.79986186     44.25867261         2.36552942         46.62420203       499.54118925      5.400000%
A3        46626LGE4    1,000.00000000      0.00000000         4.43055549          4.43055549     1,000.00000000      5.500000%
A4        46626LGF1    1,000.00000000      0.00000000         4.51916672          4.51916672     1,000.00000000      5.610000%
M1        46626LGG9    1,000.00000000      0.00000000         4.59972229          4.59972229     1,000.00000000      5.710000%
M2        46626LGH7    1,000.00000000      0.00000000         4.60777757          4.60777757     1,000.00000000      5.720000%
M3        46626LGJ3    1,000.00000000      0.00000000         4.62388921          4.62388921     1,000.00000000      5.740000%
M4        46626LGK0    1,000.00000000      0.00000000         4.70444466          4.70444466     1,000.00000000      5.840000%
M5        46626LGL8    1,000.00000000      0.00000000         4.72055583          4.72055583     1,000.00000000      5.860000%
M6        46626LGM6    1,000.00000000      0.00000000         4.78500000          4.78500000     1,000.00000000      5.940000%
M7        46626LGN4    1,000.00000000      0.00000000         5.33277809          5.33277809     1,000.00000000      6.620000%
M8        46626LGP9    1,000.00000000      0.00000000         5.49388881          5.49388881     1,000.00000000      6.820000%
M9        46626LGQ7    1,000.00000000      0.00000000         6.25916654          6.25916654     1,000.00000000      7.770000%
M10       46626LGR5    1,000.00000000      0.00000000         6.29944539          6.29944539     1,000.00000000      7.820000%
M11       46626LGS3    1,000.00000000      0.00000000         6.29944462          6.29944462     1,000.00000000      7.820000%
P            N/A       1,000.00000000      0.00000000 2,975,030.50000000  2,975,030.50000000     1,000.00000000      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   762.09170424     24.01198507         3.98096561         27.99295069       738.07971917
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                 ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL          INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C            N/A        769.70420870     0.00000000       1.31276596          1.31276596       746.46062479           0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                  J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                                        December 26, 2006

Dates:

Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/15/06
Distribution Date                                                                                                 12/26/06

Principal Funds:

Scheduled Principal Payments (Total)                                                                            239,497.77
Group 1                                                                                                          87,277.26
Group 2                                                                                                         152,220.51

Principal Prepayments (Total)                                                                                14,226,210.82
Group 1                                                                                                       5,439,968.76
Group 2                                                                                                       8,786,242.06

Curtailments (Total)                                                                                             15,660.81
Group 1                                                                                                           7,282.62
Group 2                                                                                                           8,378.19

Curtailment Interest Adjustments (Total)                                                                             40.04
Group 1                                                                                                              12.65
Group 2                                                                                                              27.39

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Other Principal Adjustments (Total)                                                                            -200,700.06
Group 1                                                                                                               0.00
Group 2                                                                                                        -200,700.06

Non Recoverable Principal Advances (Total)                                                                       11,378.21
Group 1                                                                                                           1,344.18
Group 2                                                                                                          10,034.03

Interest Funds:

Gross Interest                                                                                                3,141,787.44
Group 1                                                                                                       1,084,549.35
Group 2                                                                                                       2,057,238.09

Servicing Fees                                                                                                  198,718.35
Group 1                                                                                                          68,614.01
Group 2                                                                                                         130,104.34

Trustee Fees                                                                                                      1,589.09
Group 1                                                                                                             548.94
Group 2                                                                                                           1,040.15

Custodian Fee                                                                                                       794.54
Group 1                                                                                                             274.46
Group 2                                                                                                             520.08

Trust Oversight Manager Fees                                                                                      5,959.04
Group 1                                                                                                           2,058.42
Group 2                                                                                                           3,900.62

Non Recoverable Interest Advances (Total)                                                                           573.76
Group 1                                                                                                             101.57
Group 2                                                                                                             472.19

Retro SSCRA (Total)                                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Prepayment Penalties:

Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       48
Group 1                                                                                                                 17
Group 2                                                                                                                 31

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                            9,222,014.46
Group 1                                                                                                       3,193,537.57
Group 2                                                                                                       6,028,476.89

Amount of Prepayment Penalties Collected                                                                        297,133.05
Group 1                                                                                                         106,894.58
Group 2                                                                                                         190,238.47

Available Remittance Amount                                                                                  17,203,483.83

Principal Remittance Amount (Total)                                                                          14,269,331.17
Group 1                                                                                                       5,533,197.11
Group 2                                                                                                       8,736,134.06

Interest Remittance Amount (Total)                                                                            2,934,152.66
Group 1                                                                                                       1,012,951.95
Group 2                                                                                                       1,921,200.71

Pool Detail:

Beginning Number of Loans Outstanding                                                                                2,834
Group 1                                                                                                              1,123
Group 2                                                                                                              1,711

Ending Number of Loans Outstanding                                                                                   2,756
Group 1                                                                                                              1,091
Group 2                                                                                                              1,665

Beginning Aggregate Loan Balance                                                                            476,723,263.94
Group 1                                                                                                     164,673,581.34
Group 2                                                                                                     312,049,682.60

Ending Aggregate Loan Balance                                                                               462,327,140.01
Group 1                                                                                                     159,085,892.55
Group 2                                                                                                     303,241,247.46

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaining Term To Maturity                                                                            327
Group 1                                                                                                                335
Group 2                                                                                                                323

Weighted Average Net Mortgage Rate                                                                                7.38725%
Group 1                                                                                                           7.38227%
Group 2                                                                                                           7.38987%

Interest Accrual Period
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29

Delinquent Mortgage Loans
Group 1
Category       Number        Principal Balance     Percentage
1 Month          48              7,455,538.67         4.69%
2 Month          19              3,179,886.83         2.00%
3 Month          4                 365,028.72         0.23%
Total            71             11,000,454.22         6.91%

Delinquent Mortgage Loans
Group 2
Category       Number        Principal Balance     Percentage
1 Month          83             17,132,730.25         5.65%
2 Month          28              4,795,205.28         1.58%
3 Month          12              1,597,924.22         0.53%
Total           123             23,525,859.75         7.76%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number    Number of Loans      Principal Balance    Percentage
      1                4                  528,451.55         0.33%
      2               11                1,623,560.35         0.54%
Total                 15                2,152,011.90         0.47%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              1
Principal Balance of Bankruptcy Loans that are Current                                                           44,086.81
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             484,364.74
Total Number of Bankruptcy Loans                                                                                         4
Total Principal Balance of Bankruptcy Loans                                                                     528,451.55

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              4
Principal Balance of Bankruptcy Loans that are Current                                                          563,013.43
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              141,914.64
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 6
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             918,632.28
Total Number of Bankruptcy Loans                                                                                        11
Total Principal Balance of Bankruptcy Loans                                                                   1,623,560.35

Foreclosures
Group Number     Number of Loans      Principal Balance     Percentage
      1                32                5,597,175.64         3.52%
      2                75               16,967,202.75         5.60%
Total                 107               22,564,378.39         4.88%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               32
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                          5,597,175.64
Total Number of Foreclosure Loans                                                                                       32
Total Principal Balance of Foreclosure Loans                                                                  5,597,175.64

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                               52,320.52
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                             127,240.56
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               73
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         16,787,641.67
Total Number of Foreclosure Loans                                                                                       75
Total Principal Balance of Foreclosure Loans                                                                 16,967,202.75

REO Properties
Group Number      Number of Loans       Principal Balance       Percentage
      1                  8                  1,117,130.08           0.70%
      2                  7                  1,963,908.52           0.65%
Total                   15                  3,081,038.60           0.67%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        8
Principal Balance of REO Loans that are 3+ Months Delinquent                                                  1,117,130.08
Total Number of REO Loans                                                                                                8
Total Principal Balance of REO Loans                                                                          1,117,130.08

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        7
Principal Balance of REO Loans that are 3+ Months Delinquent                                                  1,963,908.52
Total Number of REO Loans                                                                                                7
Total Principal Balance of REO Loans                                                                          1,963,908.52


REO Property Scheduled Balance
Group Number     Loan Number     REO Date    Schedule Principal Balance
     1           1001051323      03/01/2006           84,000.00
     1           1001136631      04/01/2006           93,611.22
     1           1001137003      04/01/2006           73,608.31
     1           1001161718      01/01/2006           49,651.59
     1           1001184229      02/01/2006          296,000.00
     1           1001205740      03/01/2006           53,581.92
     1           1001225359      03/01/2006          115,177.04
     1           1001259907      03/01/2006          351,500.00
     2           1001143077      03/01/2006          123,345.64
     2           1001158174      03/01/2006          187,144.52
     2           1001167545      01/01/2006          122,870.40
     2           1001181035      02/01/2006          485,182.12
     2           1001195603      03/01/2006          267,843.62
     2            502111662      05/01/2006          364,097.94
     2            504204182      01/01/2006          413,424.28
Total                                              3,081,038.60

Principal Payoffs by Group occurred in this Distribution

Group Number    Number of Loans   Principal Balance     Percentage
      1               32            5,493,116.26           3.45%
      2               46            8,848,509.11           2.92%
Total                 78           14,341,625.37           3.10%


Realized Loss Group Report
Group         Current      Cumulative      Ending           Balance of           Net Liquidation
Number        Loss         Loss            Balance          Liquidated Loans     Proceeds
1             53,147.50    253,863.37      159,085,892.55      49,952.63         0.00
2             62,267.05    703,948.80      303,241,247.46      59,675.31         0.00
TOTAL        115,414.55    957,812.17      462,327,140.01     109,627.94         0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                  115,414.55
Group 1                                                                                                          53,147.50
Group 2                                                                                                          62,267.05

Cumulative Realized Losses - Reduced by Recoveries                                                              957,812.17
Group 1                                                                                                         253,863.37
Group 2                                                                                                         703,948.80

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                            8.16207%
37.00% of of Senior Enhancement Percentage                                                                       11.34077%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.15465%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        19,819,489.45
Ending Overcollateralization Amount                                                                          19,819,489.45
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                         847,225.14
Payment to Class C                                                                                              813,073.47
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                     0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                                  0.00
Net Swap Payment Paid                                                                                                 0.00
Net Swap Receipt Due                                                                                             94,955.02

Beginning Balance                                                                                                     0.00
Additions to the Swap Account                                                                                    94,955.02
Withdrawals from the Swap Account                                                                                94,955.02
Ending Balance                                                                                                        0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                          2,313.94
Dividend Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                      2,313.94
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occurred This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                           670.65
Class M-10                                                                                                          755.04
Class M-11                                                                                                          888.26

Interest Carryover Amount Paid This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                           670.65
Class M-10                                                                                                          755.04
Class M-11                                                                                                          888.26

Remaining Interest Carryover Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occurred this distribution                                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                    0.00

Available Net Funds Cap to Libor Certificates                                                                     7.641978

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                         5.510000
Class A-2                                                                                                         5.400000
Class A-3                                                                                                         5.500000
Class A-4                                                                                                         5.610000
Class M-1                                                                                                         5.710000
Class M-2                                                                                                         5.720000
Class M-3                                                                                                         5.740000
Class M-4                                                                                                         5.840000
Class M-5                                                                                                         5.860000
Class M-6                                                                                                         5.940000
Class M-7                                                                                                         6.620000
Class M-8                                                                                                         6.820000
Class M-9                                                                                                         7.770000
Class M-10                                                                                                        7.820000
Class M-11                                                                                                        7.820000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Occurred This Period                                                                                  0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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